Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Derivative Instruments [Abstract]
Schedule Of Derivatives At Fair Value

	Derivative Assets		Derivative Liabilities
	2010	2009	2010	2009
Derivatives Designated as Hedging Instruments
Foreign currency forward contracts - current(1)	$16.8	$10.2	$.6	$1.1
Foreign currency forward contracts - non-current(2)	.1	3.8	.1	--
	16.9	14.0	.7	1.1
Derivatives not Designated as Hedging Instruments
Foreign currency forward contracts - current(1)	.2	.3	--	.0
	.2	.3	--	.0
Total	$17.1	$14.3	$.7	$1.1

(1)
Derivative assets and liabilities that have maturity dates equal to or less than twelve months from the respective balance sheet dates were included in other current assets and accrued liabilities and other, respectively, on our consolidated balance sheets.

(2)
Derivative assets and liabilities that have maturity dates greater than twelve months from the respective balance sheet dates were included in other assets, net, and other liabilities, respectively, on our consolidated balance sheets.

Gains And Losses On Derivatives Designated As Cash Flow Hedges

	Gain (Loss) Recognized in Other Comprehensive Income ("OCI") on Derivatives (Effective Portion)			(Loss) Gain Reclassified from AOCI into Income (Effective Portion)			Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)(1)
	2010	2009	2008	2010	2009	2008	2010	2009	2008

Interest rate lock contracts(2)	$ --	$ --	$ --	$ (.6)	$ (.7)	$ (.7)	$ --	$ --	$ --
Foreign currency forward contracts(3)	7.6	13.5	(16.4)	2.3	(8.0)	(2.9)	.3	(2.9)	(1.0)
Total	$ 7.6	$13.5	$(16.4)	$ 1.7	$(8.7)	$(3.6)	$ .3	$(2.9)	$(1.0)

(1)	Gains and losses recognized in income for ineffectiveness and amounts excluded from effectiveness testing were included in other income (expense), net, in our consolidated statements of income.
(2)	Gains and losses on derivatives reclassified from AOCI into income (effective portion) were included in other income (expense), net, in our consolidated statements of income.
(3)	Gains and losses on derivatives reclassified from AOCI into income (effective portion) were included in contract drilling expense in our consolidated statements of income.

Estimated Net Gains Associated With Derivative Instruments, Net Of Tax That Will Be Reclassified To Earnings Within Twelve Months
Net unrealized gains to be reclassified to contract drilling expense	$1.1
Net realized losses to be reclassified to other income (expense), net	(.3)
Net gains to be reclassified to earnings	$ .8